Segment reporting (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Net interest income	$ 1,628	$ 1,613	$ 1,392	$ 3,241	$ 2,722
Non-interest income				14,333	13,155
Income				17,574	15,877
Credit loss (expense) / release	80	28	(272)	108	(540)
Total operating income	8,976	8,705	7,403	17,681	15,337
Total operating expenses	6,384	6,407	5,821	12,790	11,747
Operating profit / (loss) before tax	2,593	2,298	1,582	4,891	3,591
Tax expense / (benefit)	581	471	347	1,053	757
Net profit / (loss)	2,012	1,827	$ 1,236	3,838	2,833
Additional information
Total assets	1,086,519	$ 1,107,712		1,086,519		$ 1,125,765
Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Net interest income				2,023	2,054
Non-interest income				7,583	6,553
Income				9,606	8,606
Credit loss (expense) / release	14			16	(117)
Total operating income				9,622	8,489
Total operating expenses				6,918	6,391
Operating profit / (loss) before tax				2,704	2,098
Additional information
Total assets	375,076			375,076		367,714
Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Net interest income				1,039	1,029
Non-interest income				1,063	886
Income				2,102	1,914
Credit loss (expense) / release	46			69	(187)
Total operating income				2,171	1,727
Total operating expenses				1,284	1,155
Operating profit / (loss) before tax				888	572
Additional information
Total assets	221,958			221,958		231,657
Asset Management
Disclosure Of Operating Segments [Line Items]
Net interest income				(7)	(9)
Non-interest income				1,310	1,048
Income				1,303	1,038
Credit loss (expense) / release	0			0	0
Total operating income				1,303	1,038
Total operating expenses				820	724
Operating profit / (loss) before tax				482	314
Additional information
Total assets	29,468			29,468		28,589
Investment Bank
Disclosure Of Operating Segments [Line Items]
Net interest income				244	3
Non-interest income				4,476	4,914
Income				4,720	4,917
Credit loss (expense) / release	21			23	(200)
Total operating income				4,743	4,718
Total operating expenses				3,663	3,396
Operating profit / (loss) before tax				1,080	1,321
Additional information
Total assets	343,886			343,886		369,683
Group Functions
Disclosure Of Operating Segments [Line Items]
Net interest income				(58)	(354)
Non-interest income				(99)	(246)
Income				(158)	(600)
Credit loss (expense) / release	(1)			(1)	(35)
Total operating income				(158)	(635)
Total operating expenses				105	80
Operating profit / (loss) before tax				(263)	$ (715)
Additional information
Total assets	$ 116,130			$ 116,130		$ 128,122